BALANCE SHEET COMPONENTS - Additional Information (Details)			1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Oct. 14, 2025 USD ($)	Jul. 17, 2025 USD ($)	Apr. 30, 2025 USD ($)	Nov. 30, 2023	Mar. 31, 2026 USD ($) ft²	Mar. 31, 2025 USD ($)	Apr. 30, 2025	Dec. 31, 2025 USD ($) ft² shares	Dec. 31, 2024 USD ($)	Oct. 31, 2025 shares	Sep. 30, 2025 shares
Public Utilities, Inventory [Line Items]
Lease agreement description					As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory of $1,526,467 was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0 through an impairment of $4,388,279, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, and an impairment of $150,077 was recognized, each of which is recorded within the aggregate $6,064,823 loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the three months ended March 31, 2025.			As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the year ended December 31, 2025.
No longer had control over the inventory and that recovery not probable due to inventory written down to net realizable value					$ 0	$ 0		$ 0
Net book value						0		0
Inventory was written down to net realizable value						1,526,467		1,526,467
Write-down of inventory					0	0		1,526,467	$ 28,012
Depreciation and amortization					112,175	446,449		446,449	790,529
Loss on extinguishment of accounts payable								(6,513,554)
Change in fair value of settlement liability								2,584,724
Litigation gain								146,132
Operating lease cost						102,938		71,557	411,751
Loss on impairment of property and equipment						4,388,279		4,388,279
Impairment to reduce the right-of-use asset						150,077		150,077
Impairment of long lived assets held for use					$ 0	$ 6,064,823		$ 6,064,823	$ 0
Office Building [Member]
Public Utilities, Inventory [Line Items]
Lease agreement description					As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the three months ended March 31, 2025.
COLORADO | Office Building [Member]
Public Utilities, Inventory [Line Items]
Area of land | ft²					27,900			27,900
Operating lease extended expiry				2025-06	2025-06	2025-06		2025-06
Centennial Tech Industrial Owner LLC [Member]
Public Utilities, Inventory [Line Items]
Landlord obtained default judgment against the Company			$ 409,278
Accrued interest rate			10.00%				10.00%
Payments for legal settlement	$ 130,000
Silverback Capital Corporation [Member]
Public Utilities, Inventory [Line Items]
Settlement amount		$ 5,662,479
Silverback Capital Corporation [Member] | Claims Settlement [Member]
Public Utilities, Inventory [Line Items]
Settlement amount								$ 4,262,479
Common stock average closing price		$ 1.5319
Percentage of trading price		75.00%
Ownership limitation percentage		4.99%
Settlement fee issued in shares | shares											80,160
Derecognition of accounts payable		$ 3,113,854
Claims settlement liability recognized		$ 9,627,408
Gain on extinguishment of accounts payable								$ 848,948
Settlement shares issued | shares								8,529,945
Aggregate fair value of issued settlement shares								$ 6,540,488
Issue of freely tradable and unrestricted shares of common stock | shares										806,613
Shares received on termination | shares										801,603
Loss on extinguishment of claims liability								$ 395,379